Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity (Deficit) (Tables) [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]

The following table summarizes the options outstanding on September 30, 2021, and the related prices for the options to purchase shares of the Company’s Common Stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
Prices	outstanding	life (years)	options	exercisable	options
$0.03-$0.39	18,386,211	9.32	$0.20	5,052,000	$0.10

The following table summarizes the options outstanding on December 31, 2020 and the related prices for the options to purchase shares of the Company’s Common Stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$0.03	13,453,879	9.42	$0.03	11,303,879	$0.03
	13,453,879	9.42	$0.03	11,303,879	$0.03

Share-based Payment Arrangement, Option, Activity [Table Text Block]

Transactions involving stock options are summarized as follows:

	Shares	Weighted- Average Exercise Price ($)
Outstanding on December 31, 2020	13,453,879	$0.03
Granted	13,585,000	0.27
Exercised	(8,652,668)	0.03
Outstanding on September 30, 2021	18,386,211	$0.20

Transactions involving stock options are summarized as follows:

	Shares	Weighted- Average Exercise Price ($) (A)
Outstanding on December 31, 2018	67,879	$0.03
Granted	-	-
Cancelled	-	-

Outstanding on December 31, 2019	67,879	$0.03

Granted	14,886,000	$0.03
Cancelled	(1,500,000)	0.03
Outstanding on December 31, 2020	13,453,879	$0.03

Exercisable on December 31, 2020 (B)	11,303,879	$0.03

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Black-Scholes option pricing model is used to estimate the fair value of stock options granted under the Company’s share-based compensation plans. The weighted average assumptions used in calculating the fair values of stock options as of September 30, 2021, was as follows:

September 30,
2021
Volatility	161.0% to 183.5%
Dividends	$-
Risk-free interest rates	0.82 % to 1.69%
Term (years)	5.00 to 10.00

The Company valued stock options during the years ended December 31, 2020 and 2019 using the Black-Scholes valuation model utilizing the following variables:

	December 31,	December 31,
	2020	2019
Volatility	149.4% to 209.6%	228.0% to 229.4%
Dividends	$-	$-
Risk-free interest rates	0.55% to 1.30%	1.75% to 2.53%
Term (years)	5.00	5.00

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The following table summarizes the warrants outstanding on September 30, 2021, and the related prices for the warrants to purchase shares of the Company’s Common Stock:

	Shares	Weighted- Average Exercise Price ($)

Outstanding on December 31, 2020	-	$-
Granted	12,600,000	$0.63
Exercised	-	$-
Outstanding on September 30, 2021	12,600,000	$0.63

The following table summarizes the warrants outstanding on December 30, 2020 and the related prices for the warrants to purchase shares of the Company’s Common Stock:

	Shares	Weighted- Average Exercise Price ($)

Outstanding on December 31, 2018	1,167,653	$2.18

Granted	400,000	$0.00858
Additional warrants due to trigger of ratchet feature	6,659,382	$0.00858
Exercised – cashless conversion	(3,514,900)	$0.00858
Forfeited	(2,769,482)	$0.00858
Expired	(142,653)	17.42
Outstanding on December 31, 2019	1,800,000	$0.00858

Granted	6,582,382	$0.00858
Exercised	(8,382,382)	$0.0561
Outstanding on December 31, 2020	-	$-

Schedule of Stock by Class [Table Text Block]

The shares of Series X Preferred Stock were issued as follows:

	Type of		Share	Liability
Name	Liability	# shares	Value	Amount		Loss

Ronald Riewold, Director	Deferred Compensation	1,200	$41,675	$30,000		$(11,675)
Larry Diamond, Director and CEO	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
Julie R. Smith, Director, COO and President (c) (now ex-Officer and Director)	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
James Crone, ex-Officer and Director	Deferred Compensation	2,884	$100,158	$72,089		$(28,069)
Louis Deluca, ex-Officer and Director	Deferred Compensation	2,400	$83,350	$60,000		$(23,350)
Irish Italian Retirement Fund	Consulting services, notes payable (a)	12,503	$434,216	$312,572	(a)	$(121,644)
Frank Lightmas	Legal fees	3,240	$112,522	$81,000	(b)	$(31,522)
Total		26,227	$910,837	$655,661		$(255,176)

Series X Preferred Stock [Member]
Stockholders' Equity (Deficit) (Tables) [Line Items]
Schedule of Stock by Class [Table Text Block]

The shares of Series X Preferred Stock were issued as follows:

	Type of		Share	Liability
Name	Liability	# shares	Value	Amount		Loss

Ronald Riewold, Director	Deferred Compensation	1,200	$41,675	$30,000		$(11,675)
Larry Diamond, Director and CEO	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
Julie R. Smith, Director and President (now ex-Officer and Director)	Deferred Compensation	2,000	$69,458	$50,000		$(19,458)
James Crone, ex-Officer and Director	Deferred Compensation	2,884	$100,158	$72,089		$(28,069)
Louis Deluca, ex-Officer and Director	Deferred Compensation	2,400	$83,350	$60,000		$(23,350)
Irish Italian Retirement Fund	Consulting services, notes payable (a)	12,503	$434,216	$312,572	(a)	$(121,644)
Frank Lightmas	Legal fees	3,240	$112,522	$81,000	(b)	$(31,522)
Total		26,227	$910,837	$655,661		$(255,176)